Other Payables (Tables)	12 Months Ended
Dec. 31, 2017
Other Payables
Summary of other payables
	December 31,
	2016	2017
	Thousand NIS	Thousand NIS

Accrued expenses	881	595
Deferred revenue	369	263
Current portion of other long-term liability	209	205
Employees and related liabilities	1,804	2,329
Government authorities	951	1,171
Current maturities in respect of government grants	642	1,175
Others	98	98
	4,954	5,836